Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2024 and December 31, 2023 are summarized below:

	Asset Derivatives as of December 31, 2024(*)	Asset Derivatives as of December 31, 2023(*)	Liability Derivatives as of December 31, 2024(**)	Liability Derivatives as of December 31, 2023(**)
Derivatives designated as hedging instruments
Foreign exchange contracts	104,317	50,438	17,836	77,819
Cross-currency interest rate swaps	—	—	29,202	35,159
	$104,317	$50,438	$47,038	$112,978
Derivatives not designated as hedging instruments
Foreign exchange contracts	2,615	—	5,905	3,435
	$106,932	$50,438	$52,943	$116,413

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2024, 2023 and 2022 are summarized below:

Gain (Loss) Recognized in Other Comprehensive Income, net (*):

	as of December 31, 2024	as of December 31, 2023	as of December 31, 2022
Payroll	$(18,324)	$(64,512)	$(152,590)
Gain (Loss) from projects (Hedging)	69,597	(55,269)	447
Foreign exchange contracts	$51,273	$(119,781)	$(152,143)

Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*):

	as of December 31, 2024	as of December 31, 2023	as of December 31, 2022
Payroll	$(36,927)	$(125,063)	$(66,710)
Gain from projects (Hedging)	13,206	21,442	9,509
Foreign exchange contracts	$(23,721)	$(103,621)	$(57,201)

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.

Schedule of Amounts Excluded from Derivatives Effectiveness Testing
Amount Excluded from Effectiveness Testing Recognized in Income (*):

	as of December 31, 2024	as of December 31, 2023	as of December 31, 2022
Foreign exchange contracts	$(671)	$13,791	$9,413
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$4,954	$(3,906)	$(926)

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.

Schedule of Notional Amounts of Outstanding Derivative Positions
The notional amounts of outstanding foreign exchange forward contracts at December 31, 2024 is summarized below:

	Buy December 31, 2024	Buy December 31, 2023	Sell December 31, 2024	Sell December 31, 2023
Euro	$187,873	$407,849	$1,408,619	$1,400,118
GBP	118,687	52,267	45,159	81,061
NIS	1,703,972	1,782,959	—	—
Other	69,525	6,204	571,956	285,514
	$2,080,057	$2,249,279	$2,025,734	$1,766,693